Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	30,121,478	30,059,514	29,846,991
Common stock, shares outstanding	30,087,485	30,025,521	29,812,998